GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Total Revenues And Long-Lived Assets By Geographic Area
The following represents the total revenue for the years ended December 31, 2016, 2015 and 2014 and long-lived assets as of December 31, 2016 and 2015:

	Year ended December 31,
	2016	2015	2014
Revenue from sales to customers:

Israel	$-	$32	$212
Europe	712	9,245	12,155

Total revenue	$712	$9,277	$12,367

	December 31,
	2016	2015
Long-lived assets:

Israel	4,227	4,384
United States	1,738	1,644

Total long-lived assets	5,965	6,028

Sales To A Single Customer Exceeding 10%:
	Year ended December 31,
	2016	2015	2014
Sales to a single customer exceeding 10%:

Customer A	100%	99%	98%